Commitments	12 Months Ended
Dec. 31, 2024
Commitments [Abstract]
Commitments

30. Commitments

The future aggregate minimum lease payments under short-term leases exempted to be recognized as lease liabilities are as follows:

	Year ended December 31,
	2022	2023	2024
	RMB’000	RMB’000	RMB’000
Within one year	3,530	4,618	97